Long-Term Debt and Notes Payable (Details) - Schedule of Summarizes the Company’s Maturities of Debt Instruments - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Summarizes the Company’S Maturities of Debt Instruments [Abstract]
June 30, 2025	$ 13,663,823	$ 7,627,102
June 30, 2026	6,034,175	10,558,077
June 30, 2027	24,973,002	27,965,024
June 30, 2028
Total	$ 44,671,000	$ 46,150,203